Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial instruments
Summary of financial instruments measured at fair value after initial recognition
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Other liabilities	-	-	-	-
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Other liabilities	-	-	(601,715)	(601,715)

	-	-	(601,715)	(601,715)

Summary of fair value utilizing non-observable market inputs
	December 31, 2023	December 31, 2022
	$	$
Balance, beginning of year	601,715	3,327,672
Change in valuation of financing warrants (Note 11)	445,216)	(2,200,312)
Share-based compensation expense on PSUs (Note 11)	(156,499)	(525,645)

	-	601,715